Nature of Operations and Significant Accounting Policies - Balances and changes in LFPB for Benefits and Protection and Corporate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Present value of expected future policy benefit payments
Future policy benefits	$ 31,920.9	$ 29,022.1		$ 36,928.3
Benefits and Protection
Present value of expected future policy benefit payments
Future policy benefits	2,984.3	2,607.8		3,661.2
Benefits and Protection | Specialty Benefits | Individual disability
Present value of expected net premiums
Balance at beginning of period, Present value of expected net premiums		3,149.9	$ 3,148.3
Effect of changes in discount rate assumptions at beginning of period	395.2	(198.9)	340.7
Balance at beginning of period at original discount rate	2,737.0	2,951.0	2,807.6
Effect of changes in cash flow assumptions	(37.6)	(413.1)
Effect of actual variances from expected experience	244.3	235.9		122.0
Adjusted beginning of period balance at original discount rate	2,943.7	2,773.8		2,929.6
Interest accrual	95.6	95.2	95.4
Net premiums collected	(273.4)	(276.5)	(280.4)
Issuances	100.1	144.5	206.4
Balance at end of period at original discount rate	2,866.0	2,737.0	2,951.0
Effect of changes in discount rate assumptions at end of period	(313.7)	(395.2)	198.9
Balance at end of period, Present value of expected net premiums			3,149.9
Present value of expected future policy benefit payments
Balance at beginning of period, Present value of expected future policy benefit payments	4,040.6	5,648.3	5,649.2
Effect of changes in discount rate assumptions at beginning of period	1,021.4	(501.0)	(834.1)
Balance at beginning of period at original discount rate	5,062.0	5,147.3	4,815.1
Effect of changes in cash flow assumptions	(51.5)	(476.3)
Effect of actual variances from expected experience	260.8	240.0		118.8
Adjusted beginning of period balance at original discount rate	5,271.3	4,911.0		4,933.9
Interest accrual	190.1	185.4	181.0
Benefit payments	(210.0)	(183.7)	(179.7)
Issuances	102.8	149.3	212.1
Balance at end of period at original discount rate	5,354.2	5,062.0	5,147.3
Effect of changes in discount rate assumptions at end of period	(903.5)	(1,021.4)	501.0
Balance at end of period, Present value of expected future policy benefit payments	4,450.7	4,040.6	5,648.3
Future policy benefits	1,898.4	1,698.8	2,498.4	2,500.9
Reinsurance Impact	(421.6)	(386.8)	(549.9)
Future policy benefits after reinsurance	1,476.8	1,312.0	1,948.5
Benefits and Protection | Life Insurance | Term life
Present value of expected net premiums
Balance at beginning of period, Present value of expected net premiums		4,193.7	3,799.0
Effect of changes in discount rate assumptions at beginning of period	196.0	(690.1)	861.1
Balance at beginning of period at original discount rate	3,619.2	3,503.6	2,937.9
Effect of changes in cash flow assumptions	143.5
Effect of actual variances from expected experience	103.3	128.6		211.4
Adjusted beginning of period balance at original discount rate	3,866.0	3,632.2		3,149.3
Interest accrual	171.9	162.9	151.1
Net premiums collected	(359.8)	(346.6)	(315.0)
Issuances	215.7	170.7	518.2
Balance at end of period at original discount rate	3,893.8	3,619.2	3,503.6
Effect of changes in discount rate assumptions at end of period	(100.1)	(196.0)	690.1
Balance at end of period, Present value of expected net premiums			4,193.7
Present value of expected future policy benefit payments
Balance at beginning of period, Present value of expected future policy benefit payments	4,332.2	5,311.3	4,959.3
Effect of changes in discount rate assumptions at beginning of period	251.6	(913.9)	(1,179.9)
Balance at beginning of period at original discount rate	4,583.8	4,397.4	3,779.4
Effect of changes in cash flow assumptions	181.8
Effect of actual variances from expected experience	116.8	139.0		216.0
Adjusted beginning of period balance at original discount rate	4,882.4	4,536.4		3,995.4
Interest accrual	220.1	206.8	194.3
Benefit payments	(330.4)	(340.6)	(335.7)
Issuances	232.0	181.2	543.4
Balance at end of period at original discount rate	5,004.1	4,583.8	4,397.4
Effect of changes in discount rate assumptions at end of period	(124.5)	(251.6)	913.9
Balance at end of period, Present value of expected future policy benefit payments	4,879.6	4,332.2	5,311.3
Future policy benefits	1,085.9	909.0	1,117.6	1,160.3
Reinsurance Impact	(214.3)	25.6	(0.1)
Future policy benefits after reinsurance	871.6	934.6	1,117.5
Corporate | Long-term care insurance
Present value of expected net premiums
Balance at beginning of period, Present value of expected net premiums		62.8	66.7
Effect of changes in discount rate assumptions at beginning of period	(3.6)	(14.0)	17.6
Balance at beginning of period at original discount rate	61.0	48.8	49.1
Effect of changes in cash flow assumptions	(13.3)	10.0		2.8
Effect of actual variances from expected experience	(5.7)	4.1		(0.8)
Adjusted beginning of period balance at original discount rate	42.0	62.9		51.1
Interest accrual	2.9	3.3	2.9
Net premiums collected	(5.1)	(5.2)	(5.2)
Balance at end of period at original discount rate	39.8	61.0	48.8
Effect of changes in discount rate assumptions at end of period	3.0	3.6	14.0
Balance at end of period, Present value of expected net premiums			62.8
Present value of expected future policy benefit payments
Balance at beginning of period, Present value of expected future policy benefit payments	248.1	297.5	324.3
Effect of changes in discount rate assumptions at beginning of period	(18.9)	(89.5)	(111.1)
Balance at beginning of period at original discount rate	229.2	208.0	213.2
Effect of changes in cash flow assumptions	(40.5)	17.2		0.5
Effect of actual variances from expected experience	2.5	3.7		(4.6)
Adjusted beginning of period balance at original discount rate	191.2	228.9		209.1
Interest accrual	12.5	13.1	12.4
Benefit payments	(14.2)	(12.8)	(13.5)
Balance at end of period at original discount rate	189.5	229.2	208.0
Effect of changes in discount rate assumptions at end of period	20.0	18.9	89.5
Balance at end of period, Present value of expected future policy benefit payments	209.5	248.1	297.5
Future policy benefits	166.7	183.5	234.7	$ 257.6
Reinsurance Impact	$ (166.7)	$ (183.5)	$ (234.7)